SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ 8,493	$ (45,385)	$ (66,860)
Other current assets	4,475	(3,026)	(154)
Accounts payable	(11,005)	44,952	31,982
Changes in non-cash operating working capital	$ 1,963	$ (3,459)	$ (35,032)